Income Taxes (Details 1) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Deferred tax asset:
Net operating loss carry forwards	$ 21,416,000	$ 18,010,000
Accrued payroll	807,000	807,000
Stock compensation	2,943,000	2,649,000
Research and development credit	5,193,000	5,088,000
Other	100,000	114,000
Deferred tax assets, Total	30,459,000	26,668,000
Valuation allowance	(30,459,000)	(26,668,000)
Total deferred taxes